Cover	Apr. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 11, 2026
Entity File Number	000-30695
Entity Registrant Name	ARVANA, INC.
Entity Central Index Key	0001113313
Entity Tax Identification Number	87-0618509
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	299 Main Street
Entity Address, Address Line Two	13th Floor
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84111
City Area Code	702
Local Phone Number	899-1072
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false